Leases (Details) - Schedule of Information on Leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Information on Leases [Abstract]
Interest expense on lease liabilities	$ 181	$ 258	$ 210
Total cash outflow for leases	$ 1,711	$ 2,240	$ 1,175